UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip Code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period:  5/31/11

Item 1.  Reports to Stockholders.

Leader Short-Term Bond Fund

Institutional Class – LCCIX

Investor Class – LCCMX

Leader Total Return Fund

Institutional Class – LCTIX

Investor Class – LCTRX

Annual Report

May 31, 2011

1-800-711-9164

www.leadercapital.com

Leader Funds

MANAGEMENT’S DISCUSSION & ANALYSIS1

May 31, 2011

Dear Fellow Shareholders:

We are please to present the annual report for the Leader Short Term Bond Fund and the Leader Total Return Fund.  This report covers the financial results and investment activity for both the Leader Funds for the fiscal period ended May 31, 2011.

The Leader Short Term Bond Fund ended 2010 with a total return of 3.97% (LCCMX) and 4.34% (LCCIX).  The Fund ended its fiscal year with a total return, of 6.12% (LCCMX) and 6.61% (LCCIX).  Gross expense ratios are 1.45% (LCCMX) and 0.95% (LCCIX) as of 5/31/11.

The Leader Total Return Fund commenced operation July 30, 2010.  The Fund ended its fiscal year with a total return, of 6.52% (LCTRX) and 6.61% (LCTIX).   Gross expense ratios are 3.41% (LCTRX) and 3.13% (LCTIX) as of 5/31/11; however these expenses are capped at 1.85% and 1.35%, respectively.

Navigating the bond markets over the course of the year had its challenges.  The ten year treasury started the fiscal year yielding 3.26% and rallied into October given the soft economic data released last summer.  At its low, the ten year yielded 2.38% before the onset of the Federal Reserve’s QE22 program launched shortly thereafter.  From October to February the ten year sold off dramatically, topping out at 3.74% on February 8th.  Since that time, it has rallied back to 3.06% on May 31st.

Leader Short Term Bond Fund:  Leader’s opportunistic approach enabled us to navigate these volatile gyrations in the bond market, and to do so with relatively low volatility.  For much of the year our portfolio duration was less than one year.  As a result, the severe sell off in the treasuries from October to February had a much smaller impact on our performance than it did many of our competitors, given our miniscule interest rate risk and low duration.  We achieved this low duration through an ample cash position that was 29% by year end.  The cornerstone of our portfolio is high quality investment grade floating rate notes, which made up 36% of our portfolio at year end.  Our cash and our floating rate positions kept portfolio duration low, and maintained the liquidity that our shareholders have come to expect in a no load, daily liquid short-term bond fund.

Leader enhanced its yield through exposure to higher coupon issues, with call features.  Many of these names were commodity based and performed well given their top-line revenue growth in an appreciating commodity environment.  Return attribution in these names came from both their higher coupons, and in many cases capital appreciation.  Our high coupon callables accounted for approximately 16% of the portfolio by year end.  The balance of the portfolio (20%) is in name brand recognizables—issues that offer attractive yields based on economic hardship but possess the name brand recognition required to repair such problems, which Leader believes are temporary in nature.

In terms of return attribution, many of our positive contributors were commodity related names like Venezuela, Transocean, and Bumi Capital.  Transocean was purchased in the midst of the British Petroleum crisis in summer 2010 at a significant discount.  Venezuela and Bumi Capital experienced significant appreciation in addition to their high coupons.  USB Capital X, ING Cap Funding Trust, and Aegon are all floating rate positions.

Holding	Total P&L	Attribution
Republic of Venezuela	2,511,190.02	0.79%
Transocean Inc	1,819,633.31	0.57%
USB Capital IX	1,523,936.57	0.48%
Bumi Capital 144A	1,446,157.49	0.46%
National Money Market Co	1,325,819.85	0.42%
US Treasury Strip	1,193,669.37	0.38%
ING Cap Funding Trust	838,440.29	0.26%
Aegon NV	825,821.44	0.26%
Dexia Banque Intl	(87,971.51)	-0.03%
Hellenic Republic	(110,923.98)	-0.04%
Goldman Sachs Capital II	(247,257.02)	-0.08%
Irish Govt Treasury	(330,235.66)	-0.10%
JP Morgan Chase & Co	(681,666.67)	-0.22%

Leader Total Return Fund:  This fund commenced operation July 30, 2010.  The investment themes are much the same as the Leader Short Term Bond Fund described above.    However, with the ability to extend duration this fund will typically hold less cash and floating rate notes.  The floating rate notes made up only 17% of the portfolio by year end. This fund may also hold a higher percentage of commodities due to the current low dollar environment.

In the following pages you will find detailed discussions about the Leader Short Term Bond Fund and the Leader Total Return Fund and its performance since inception of the funds.  We hope you will take a moment to read this information, and let us know if you have any questions about your investment.  You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short Term Bond Fund and the Leader Total Return Fund and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

__________________________

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes. Past performance is no guarantee of future results.

2QE2: Quantitative easing (QE) is the practice of expanding a central bank’s balance sheet by buying long-term assets in an attempt to drive down long-term interest rates, something that it only has reason to do once short-term interest rates are already at or close to zero. In QE2, the Fed will expand its balance sheet through purchases of long-term Treasury bonds.

This material must be preceded or accompanied by a prospectus.  Investors should consider the investment objective, risks, charges and expenses of the Fund carefully before investing.  Past performance does not guarantee future results.  The performance data quoted represents past performance.  The Fund’s investment return and principal value will fluctuate.  Upon redemption, shares may be worth more or less than their original cost.  The Fund’s current performance may be lower or higher than the performance data quoted. The Prospectus contains this and other important information about the Fund.  For a current Prospectus, call 800-269-8810 or go to www.leadercapital.com.  Foreside Fund Distributor, LP.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
May 31, 2011

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of May 31, 2011 is shown below.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2011

The Fund's performance figures* for the Period ending May 31, 2011, compared to its benchmarks:

	1 Year	Annualized 3 Year	Annualized Since Inception July 14, 2005
Leader Short-Term Bond Fund - Investor Class	6.12%	4.93%	4.48%
Leader Short-Term Bond Fund - Institutional Class	6.61%	N/A	9.47% **
Merrill Lynch 1-3 Year Government/Corporate Bond Index	2.39%	3.51%	4.16%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Institutional Class inception date is October 31, 2008.

*** In compliance with SEC guidelines, these results include maximum Front end sales charges. Fund shares were sold with a maximum initial sales charge of 3.50% and did not apply to purchases of $500,000 and over. The Front end sales charge was removed on April 27, 2009 and will be shown through the Year ending May 31, 2015, respectively.

The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change.

Leader Total Return Fund
Investment Highlights (Unaudited)
May 31, 2011

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups.  The Fund's sector breakdown as of May 31, 2011 is shown below.

Leader Total Return Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2011

The Fund's performance figures* for the Period ending May 31, 2011, compared to its benchmarks:

Since Inception July 30, 2010
Leader Total Return Fund - Investor Class	6.52%
Leader Total Return Fund - Institutional Class	6.61%
Barclays Aggregate Bond Index	3.11%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged Index. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 68.4%
	AGRICULTURE - 0.6%
3,000,000	Reynolds American, Inc. (a)	1.0095	6/15/2011	3,000,600

	AUTOMOBILE - ASSET BACKED SECURITY- 0.6%
100,000	Hertz Vehicle Financing LLC 2009-2A A1(b)	4.2600	3/25/2014	105,015
3,000,000	Hertz Vehicle Financing LLC 2009-2A B1(b)	4.9400	3/25/2016	3,152,728
				3,257,743
	BANKS - 22.1%
4,000,000	Bank of America Corp. (a)	7.3750	5/15/2014	4,560,760
6,000,000	Bank of America NA	0.5895	6/15/2016	5,572,860
1,000,000	BB&T Corp. (a)	0.9728	4/28/2014	1,002,034
1,000,000	BB&T Corp. (a)	2.0500	4/28/2014	1,010,990
6,000,000	Citigroup, Inc. (a)	0.5523	11/5/2014	5,812,500
5,000,000	Citigroup, Inc. (a)	0.5795	6/9/2016	4,686,400
5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.5210	7/5/2016	4,364,555
12,000,000	Fifth Third Bancorp (a)	0.7290	12/20/2016	11,173,200
500,000	Hana Bank (b)	4.0000	11/3/2016	504,645
8,000,000	JPMorgan Chase & Co. (a)	0.9050	2/26/2013	8,044,960
2,000,000	JPMorgan Chase & Co. (a)	1.0233	5/2/2014	2,002,160
1,200,000	JPMorgan Chase & Co. (a)	4.0220	11/1/2011	1,201,440
4,000,000	JPMorgan Chase Bank NA (a)	0.6395	6/13/2016	3,806,480
5,000,000	National City Bank/Cleveland OH (a)	0.6795	6/7/2017	4,663,750
2,000,000	Nat City Pref Cap Tr I (a)	12.0000	Perpetual	2,200,314
5,750,000	Regions Financial Corp.	4.8750	4/26/2013	5,857,812
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	7,077,930
3,800,000	Royal Bank Of Scotland NV (a)	1.0095	3/9/2015	3,476,973
5,000,000	Royal Bank of Scotland PLC (a)	0.4540	8/29/2017	4,426,950
10,000,000	USB Capital IX (a)	3.5000	Perpetual	8,423,700
9,700,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	9,013,725
1,000,000	Wachovia Corp. (a)	0.4039	3/1/2012	1,001,490
2,500,000	Wachovia Corp. (a)	0.6128	10/28/2015	2,417,800
2,000,000	Wachovia Corp. (a)	0.6480	10/15/2016	1,894,600
2,000,000	Wells Fargo Capital XIII (a)	7.7000	Perpetual	2,065,000
4,000,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	4,320,000
				110,583,028
	COAL - 2.9%
6,810,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	7,984,725
1,000,000	Bumi Capital Pte Ltd.	12.0000	11/10/2016	1,172,500
4,700,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	5,369,750
				14,526,975

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	COMMERCIAL SERVICES - 2.3%
3,800,000	Block Financial LLC	7.8750	1/15/2013	4,023,060
6,800,000	National Money Mart Co.	10.3750	12/15/2016	7,607,500
				11,630,560
	DIVERSIFIED FINANCIAL SERVICES - 16.3%
500,000	American Honda Finance Corp. (a,b)	1.0590	6/20/2011	500,025
5,000,000	American Honda Finance Corp. (a,b)	2.8095	6/2/2011	5,000,000
2,000,000	BankBoston Capital Trust III (a)	1.0595	6/15/2027	1,608,316
1,000,000	Bear Stearns Cos LLC	6.9500	8/10/2012	1,071,950
2,000,000	Ford Credit Canada Ltd.	7.5000	8/18/2015	2,237,304
12,600,000	Ford Motor Credit Co. LLC (a)	3.0328	1/13/2012	12,694,500
6,000,000	General Electric Capital Corp. (a)	0.4208	11/30/2016	5,572,800
2,000,000	General Electric Capital Corp. (a)	0.4926	1/8/2016	1,933,600
4,500,000	General Electric Capital Corp. (a)	0.5695	9/15/2014	4,426,785
4,000,000	General Electric Capital Corp. (a)	0.6290	12/20/2016	3,822,000
1,000,000	General Electric Capital Corp.	5.7200	8/22/2011	1,004,930
11,475,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	9,639,000
7,000,000	Goldman Sachs Group, Inc. (a)	0.7590	3/22/2016	6,675,130
3,065,000	Goldman Sachs Group, Inc. (a)	0.9075	9/29/2014	2,999,409
4,000,000	HSBC Finance Corp. (a)	0.5438	4/24/2012	3,992,360
2,000,000	HSBC Finance Corp. (a)	0.6839	6/1/2016	1,910,880
1,800,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	1,854,000
4,396,000	MBNA Capital B (a)	1.0733	2/1/2027	3,576,366
1,000,000	Morgan Stanley (a)	0.5395	1/9/2012	1,000,810
5,000,000	Morgan Stanley (a)	0.7255	10/18/2016	4,674,200
4,000,000	Morgan Stanley (a)	0.7580	10/15/2015	3,818,680
1,500,000	Sears Roebuck Acceptance Corp.	6.7000	4/15/2012	1,537,500
				81,550,545
	ELECTRIC - 2.4%
3,000,000	Intergen NV (b)	9.0000	6/30/2017	3,210,000
3,000,000	NRG Energy, Inc.	7.3750	2/1/2016	3,120,000
1,675,000	NRG Energy, Inc.	7.3750	1/15/2017	1,767,125
3,500,000	NRG Energy, Inc. (b)	7.6250	5/15/2019	3,473,750
500,000	NRG Energy, Inc. (b)	7.8750	5/15/2021	496,875
				12,067,750
	ENVIRONMENTAL CONTROL - 0.7%
3,000,000	Clean Harbors, Inc.	7.6250	8/15/2016	3,213,750

	FOOD - 0.2%
1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,020,150

	FOREIGN GOVERNMENT- 5.7%
1,500,000	Hellenic Republic Government Bond	6.2500	6/19/2020	1,181,517
7,000,000	Ireland Government Bond	5.0000	10/18/2020	6,622,031
2,000,000	Venezuela Government International Bond	6.0000	12/9/2020	1,180,000
2,200,000	Venezuela Government International Bond	7.7500	10/13/2019	1,496,000
3,600,000	Venezuela Government International Bond	8.2500	10/13/2024	2,295,000
16,100,000	Venezuela Government International Bond	10.7500	9/19/2013	15,878,625
				28,653,173

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	HEALTHCARE-SERVICES - 1.7%
5,150,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	5,323,813
3,000,000	Coventry Health Care, Inc.	5.8750	1/15/2012	3,068,430
				8,392,243
	INSURANCE - 7.3%
10,200,000	Aegon NV (a)	3.6980	Perpetual	7,452,630
1,000,000	Ambac Financial Group, Inc. (c)	6.1500	2/7/2087	11,250
3,750,000	Dai-ichi Life Insurance Co. Ltd. (a,b)	7.2500	Perpetual	3,826,684
1,000,000	Fidelity National Financial, Inc.	7.3000	8/15/2011	1,011,580
1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,541,697
1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,016,440
15,500,000	ING Capital Funding Trust III (a)	3.9070	Perpetual	15,030,521
2,500,000	MetLife, Inc. (a)	1.5203	8/6/2013	2,531,400
2,000,000	Metropolitan Life Global Funding I (a,b)	2.2095	6/10/2011	2,000,600
2,000,000	Principal Life Income Funding Trusts (a)	0.4483	11/8/2013	1,987,500
				36,410,302
	MEDIA - 0.4%
1,700,000	DISH DBS Corp.	7.1250	2/1/2016	1,821,125

	MISCELLANEOUS MANUFACTURING - 0.2%
700,000	Bombardier, Inc. (b)	7.7500	3/15/2020	787,500

	MUNICIPAL - 2.2%
5,700,000	County of Wayne Michigan	10.0000	12/1/2040	6,183,702
2,750,000	Michigan Finance Authority	6.4500	2/20/2012	2,845,150
1,750,000	Michigan Finance Authority	6.6500	3/20/2012	1,820,332
				10,849,184
	OIL & GAS - 2.4%
2,000,000	BP Capital Markets PLC	2.7500	2/27/2012	2,029,240
4,800,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	5,568,000
4,225,000	Tesoro Corp.	6.2500	11/1/2012	4,452,094
				12,049,334
	REAL ESTATE - 0.1%
650,000	OnBoard Capital Co. (d,e)	8.5000	Perpetual	650,000

	SAVINGS & LOANS - 0.3%
1,500,000	Amsouth Bank/Birmingham AL	4.8500	4/1/2013	1,518,750

	TOTAL BONDS & NOTES (Cost - $332,711,417)			341,982,712

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
299,194	Federal Home Loan Mortgage Corp. Series 3107 YO (f,g,h)	0.0000	2/15/2036	246,073
146,343	Federal Home Loan Mortgage Corp. Series 3213 OB (f,g,h)	0.0000	9/15/2036	123,763
153,650	Federal Home Loan Mortgage Corp. Series 3213 OH (f,g,h)	0.0000	9/15/2036	123,458
5,000	United States Treasury Strip Coupon (i)	0.0000	11/15/2015	4,678
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $552,162)			497,972

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	CONVERTIBLE BONDS - 2.6%
	AGRICULTURE - 0.6%
2,700,000	Archer-Daniels-Midland Co.	0.8750	2/15/2014	2,912,625

	COAL - 1.4%
2,000,000	Alpha Natural Resources Inc.	2.3750	4/15/2015	2,627,500
3,700,000	Peabody Energy Corp.	4.7500	12/15/2041	4,680,500
				7,308,000
	OIL & GAS - 0.2%
950,000	Transocean Inc.	1.5000	12/15/2037	939,313

	REITS - 0.4%
2,000,000	ProLogis	2.2500	4/1/2037	2,010,000

	TOTAL CONVERTIBLE BONDS (Cost -$12,933,375)			13,169,938
Shares		Dividend Rate (%)
	AUCTION RATE PREFERRED STOCKS - 1.1%
114	Boulder Growth & Income Fund Inc. (d,e,j)	1.4450		2,850,000
15	Eaton Vance Floating-Rate Income Trust (d,e,j)	1.4440		375,000
7	Eaton Vance Floating-Rate Income Trust (d,e,j)	1.4450		175,000
27	Eaton Vance Senior Floating-Rate Trust (d,e,j)	0.1820		675,000
39	Eaton Vance Senior Floating-Rate Trust (d,e,j)	0.1970		975,000
7	Neuberger Berman Real Estate Securities Income Fund Inc. (d,e,j)	0.1590		175,000
	TOTAL AUCTION RATE PREFERRED STOCKS (Cost - $5,225,000)			5,225,000

	COMMON STOCK - 0.0%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
6,909	Federal National Mortgage Association (h,k)			2,625
	TOTAL COMMON STOCK (Cost - $66,498)

	PREFERRED STOCK - 1.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
60,000	Citigroup Capital XIII (b)	7.8750	10/30/2040	1,672,800
100,000	JPMorgan Chase Capital XXVI (b)	8.0000	5/15/2048	2,587,000
				4,259,800
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
200,000	Federal National Mortgage Association Series S (h,k)	8.2500		564,000

	TOTAL PREFERRED STOCK (Cost - $6,236,353)			4,823,800

Principal Amount ($)	SHORT-TERM INVESTMENTS - 27.3%	Coupon Rate (%)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
10,000,000	United States Treasury Bill	0.1300	9/1/2011	9,996,550
10,000,000	United States Treasury Bill	0.1300	9/8/2011	9,996,287
10,000,000	United States Treasury Bill	0.1500	9/15/2011	9,995,583
10,000,000	United States Treasury Bill	0.1500	9/22/2011	9,995,135
15,000,000	United States Treasury Bill	0.1500	9/29/2011	14,992,282
				54,975,837

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2011

Shares				Value ($)

	MONEY MARKET FUND - 16.3%
81,308,207	Fifth Third Money Market Fund, 0.01% (a)			81,308,207

	TOTAL SHORT-TERM INVESTMENTS (Cost - $136,284,044)			136,284,044

	TOTAL INVESTMENTS - 100.5% (Cost - $494,008,849) (l)			$ 501,986,091
	LIABILITIES LESS OTHER ASSETS - (0.5) %			(2,272,275)
	NET ASSETS - 100.0%			$ 499,713,816

	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at May 31, 2011.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At May 31, 2011, these securities amounted
	to $41,980,297 or 8.4% of net assets.
(c)	Security in default.
(d)	The Advisor has determined these securities to be illiquid.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(f)	Collateralized mortgage obligation (CMO).
(g)	Principal only bond - non income producing.
(h)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation
	currently operate under a federal conservatorship.
(i)	Zero coupon security. Payment received at maturity.
(j)	Rate shown represents the dividend rate as of May 31, 2011.
(k)	Non income producing security.
(l)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $494,059,357 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 11,616,064
		Unrealized depreciation		(3,689,330)
		Net unrealized appreciation		$ 7,926,734

            See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 67.6%
	BANKS - 10.5%
1,000,000	Allied Irish Banks PLC	12.5000	6/25/2019	350,391
50,000	Regions Financial Corp.	4.8750	4/26/2013	50,937
400,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	408,244
200,000	Royal Bank Of Scotland NV (a)	1.0095	3/9/2015	182,999
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	278,775
				1,271,346
	COAL - 3.7%
190,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	222,775
200,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	228,500
				451,275
	COMMERCIAL SERVICES - 3.6%
200,000	Block Financial LLC	7.8750	1/15/2013	211,740
200,000	National Money Mart Co.	10.3750	12/15/2016	223,750
				435,490
	DIVERSIFIED FINANCIAL SERVICES - 8.7%
400,000	Ford Motor Credit Co. LLC (a)	3.0328	1/13/2012	403,000
525,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	441,000
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	206,000
				1,050,000
	ELECTRIC - 2.8%
325,000	NRG Energy, Inc.	7.3750	1/15/2017	342,875

	FOREIGN GOVERNMENT - 8.2%
250,000	Hellenic Republic Government Bond	6.2500	6/19/2020	196,920
300,000	Venezuela Government International Bond	7.7500	10/13/2019	204,000
300,000	Venezuela Government International Bond	8.2500	10/13/2024	191,250
400,000	Venezuela Government International Bond	10.7500	9/19/2013	394,500
				986,670
	HEALTHCARE-SERVICES - 2.1%
250,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	258,438

	INSURANCE - 8.6%
800,000	Aegon NV (a)	3.6980	Perpetual	584,520
250,000	Dai-ichi Life Insurance Co. Ltd. (a,b)	7.2500	Perpetual	255,112
200,000	ING Capital Funding Trust III (a)	3.9070	Perpetual	193,942
				1,033,574
	MEDIA - 2.7%
300,000	DISH DBS Corp.	7.1250	2/1/2016	321,375

	MISCELLANEOUS MANUFACTURING - 0.5%
50,000	Bombardier, Inc. (b)	7.7500	3/15/2020	56,250

	MUNICIPAL - 7.9%
400,000	County of Wayne Michigan	10.0000	12/1/2040	433,944
250,000	Michigan Finance Authority	6.4500	2/20/2012	258,650
250,000	Michigan Finance Authority	6.6500	3/20/2012	260,047
				952,641

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	OIL & GAS - 8.3%
430,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	498,800
200,000	Transocean, Inc.	4.9500	11/15/2015	215,460
200,000	Valero Energy Corp.	10.5000	3/15/2039	294,602
				1,008,862

	TOTAL BONDS & NOTES (Cost - $8,164,997)			8,168,796

	CONVERTIBLE BONDS - 5.8%
	AGRICULTURE - 2.7%
300,000	Archer-Daniels-Midland Co.	0.8750	2/15/2014	323,625

	COAL - 3.1%
300,000	Peabody Energy Corp.	4.7500	12/15/2041	379,500

	TOTAL CONVERTIBLE BONDS (Cost - $702,937)			703,125
Shares		Dividend Rate (%)
	PREFERRED STOCK - 1.2%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
50,000	Federal National Mortgage Association (c)	8.2500		141,000
	TOTAL PREFERRED STOCK (Cost - $132,500)

	SHORT-TERM INVESTMENTS - 21.5%
2,595,230	Fifth Third Money Market Fund, 0.01% (a)			2,595,230
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,595,230)

	TOTAL INVESTMENTS - 96.1% (Cost - $11,595,664) (e)			$ 11,608,151
	OTHER ASSETS LESS LIABILITIES - 3.9%			475,752
	NET ASSETS - 100.0%			$ 12,083,903

(a)	Variable rate security; the rate shown represents the rate at May 31, 2011.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At May 31, 2011, these securities amounted to
	$1,261,437 or 10.4% of net assets.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently
	operate under a federal conseratorship.
(d)	Non-income producing security.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,598,424 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 183,052
		Unrealized depreciation		(173,325)
		Net unrealized appreciation		$ 9,727

                               See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2011

	Leader Short-Term Bond Fund	Leader Total Return Fund
ASSETS
Investment securities:
At cost	$ 494,008,849	$ 11,595,664
At value	$ 501,986,091	$ 11,608,151
Foreign currency (cost $1,273,616 & $210,361)	917,569	214,373
Receivable for securities sold (see note 9)	6,731,782	381,127
Dividends and interest receivable	4,362,947	182,758
Receivable for Fund shares sold	1,923,906	217,000
Receivable from affiliates	-	1,672
Prepaid expenses and other assets	20,108	14,505
TOTAL ASSETS	515,942,403	12,619,586

LIABILITIES
Payable for investments purchased	15,131,813	387,610
Payable for fund shares redeemed	407,583	105,594
Payable for open forward foreign currency contracts	158,320	-
Investment advisory fees payable	317,746	13,778
Distribution (12b-1) fees payable	123,693	2,470
Fees payable to other affiliates	47,492	-
Accrued expenses and other liabilities	41,940	26,231
TOTAL LIABILITIES	16,228,587	535,683
NET ASSETS	$ 499,713,816	$ 12,083,903

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 490,651,114	$ 11,915,453
Undistributed net investment income	513,665	89,927
Accumulated net realized gain from investments
and foreign currency transactions	1,051,596	61,924
Net unrealized appreciation (depreciation) on:
Investments	7,977,242	12,487
Foreign currency translations	(479,801)	4,112
NET ASSETS	$ 499,713,816	$ 12,083,903

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 268,666,643	$ 6,064,498
Shares of beneficial interest outstanding	27,369,527	583,522
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.82	$ 10.39
Institutional Class Shares:
Net Assets	$ 231,047,173	$ 6,019,405
Shares of beneficial interest outstanding	23,352,973	580,677
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.89	$ 10.37

(a)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2011

	Leader Short-Term Bond Fund	Leader Total Return Fund (a)
INVESTMENT INCOME
Interest	$ 15,117,965	$ 242,922
Dividends	283,112	5,279
TOTAL INVESTMENT INCOME	15,401,077	248,201

EXPENSES
Investment advisory fees	2,917,325	33,679
Distribution (12b-1) fees:
Investor Class	1,068,392	9,294
Administrative services fees	264,366	6,711
Transfer agent fees	212,095	9,080
Accounting services fees	79,789	27,486
Professional fees	59,658	22,144
Registration fees	44,500	16,095
Custodian fees	24,908	8,616
Chief compliance officer fees	24,058	1,459
Printing expenses	22,079	3,869
Insurance expense	9,252	32
Trustees' fees and expenses	6,170	5,151
Other expenses	37,558	2,567
TOTAL EXPENSES	4,770,150	146,183

Less: Fees waived/expenses reimbursed by Advisor	-	(76,067)

NET EXPENSES	4,770,150	70,116

NET INVESTMENT INCOME	10,630,927	178,085

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain from:
Investments	3,676,244	94,236
Foreign currency transactions	400,909	16,826
Net realized gain	4,077,153	111,062

Net change in unrealized appreciation on:
Investments	8,742,712	12,487
Foreign currency translations	(28,686)	4,112
Net change in unrealized appreciation	8,714,026	16,599

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY	12,791,179	127,661

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 23,422,106	$ 305,746

(a) The Leader Total Return Fund commenced operations of July 30, 2010.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader Total Return Fund (a)
	Short-Term Bond Fund

	Year Ended	Year Ended	Period Ended
	May 31, 2011	May 31, 2010	May 31, 2011
FROM OPERATIONS
Net investment income	$ 10,630,927	$ 6,176,111	$ 178,085
Net realized gain from investments
and foreign currency transactions	4,077,153	5,669,725	111,062
Net change in unrealized appreciation on
investments and foreign currency translations	8,714,026	1,632,026	16,599
Net Increase in net assets resulting from operations	23,422,106	13,477,862	305,746

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(5,259,388)	(4,647,189)	(34,568)
Institutional Class	(5,248,212)	(2,286,549)	(70,416)
From net realized gains:
Investor Class	(3,307,261)	(1,957,172)	(11,226)
Institutional Class	(2,523,362)	(998,230)	(21,086)
Net decrease in net assets from distributions to shareholders	(16,338,223)	(9,889,140)	(137,296)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	187,757,713	180,452,441	6,930,967
Institutional Class	174,568,678	130,048,372	6,161,854
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	6,389,273	5,228,272	38,844
Institutional Class	6,122,458	2,812,942	22,986
Redemption fee proceeds:
Investor Class	-	-	5,927
Institutional Class	-	-	10,359
Payments for shares redeemed:
Investor Class	(115,069,340)	(99,362,868)	(964,614)
Institutional Class	(85,323,430)	(30,051,080)	(290,870)
Net increase in net assets from shares of beneficial interest	174,445,352	189,128,079	11,915,453

TOTAL INCREASE IN NET ASSETS	181,529,235	192,716,801	12,083,903

NET ASSETS
Beginning of Year/Period	318,184,581	125,467,780	-
End of Year/Period *	$ 499,713,816	$318,184,581	$ 12,083,903
* Includes accumulated net investment income of:	$ 513,665	$ 12,240	$ 89,927

SHARE ACTIVITY
Investor Class:
Shares Sold	19,304,504	18,702,511	675,131
Shares Reinvested	663,342	547,416	3,890
Shares Redeemed	(11,843,126)	(10,269,001)	(95,499)
Net increase in shares of beneficial interest outstanding	8,124,720	8,980,926	583,522

Institutional Class
Shares Sold	17,822,894	13,391,773	606,743
Shares Reinvested	631,276	292,284	2,316
Shares Redeemed	(8,731,995)	(3,079,564)	(28,382)
Net increase in shares of beneficial interest outstanding	9,722,175	10,604,493	580,677

(a) The Leader Total Return Fund commenced operations on July 30, 2010.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Investor Class

	Year Ended May 31,
	2011		2010		2009 (2)		2008	2007 (1)

Net asset value, beginning of period	$ 9.65		$ 9.43		$ 9.63		$ 9.69	$ 9.46

Activity from investment operations:
Net investment income	0.24	(3)	0.24	(3)	0.32	(3)	0.54	0.47
Net realized and unrealized
gain (loss) on investments	0.34		0.46		(0.22)		(0.06)	0.23
Total from investment operations	0.58		0.70		0.10		0.48	0.70
Less distributions from:
Net investment income	(0.24)		(0.35)		(0.22)		(0.52)	(0.47)
Net realized gains	(0.17)		(0.13)		(0.08)		(0.02)	-
Total distributions	(0.41)		(0.48)		(0.30)		(0.54)	(0.47)

Net asset value, end of period	$ 9.82		$ 9.65		$ 9.43		$ 9.63	$ 9.69

Total return (4)	6.12%		7.55%		1.21%		5.27%	7.53%	(5)

Net assets, end of period (000s)	$ 268,667		$ 185,671		$ 96,790		$ 89,005	$ 33,405

Ratio of gross expenses to average
net assets (6)	1.45%		1.51%		1.88%		1.97%	2.51%	(7)
Ratio of net expenses to average
net assets (6)	1.45%		1.58%	(8,9)	1.86%	(9)	1.85%	1.70%	(7)
Ratio of net investment income
to average net assets (6)	2.50%		2.50%		3.56%		4.34%	5.24%	(7)
Ratio of net investment income
to average net assets -
pre waiver/recapture (6)	2.50%		2.57%		3.54%		4.46%	6.05%	(7)

Portfolio Turnover Rate	147.13%		128.93%		211.13%		284.67%	237.15%	(5)

(1)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(2)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31,2010 and all prior years.

(5)	Not annualized
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(9)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class

	Year Ended	Year Ended		Period Ended
	May 31, 2011	May 31, 2010		May 31, 2009 (1)

Net asset value, beginning of period	$ 9.72	$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.29	0.29		0.26
Net realized and unrealized
gain on investments	0.34	0.46		0.57
Total from investment operations	0.63	0.75		0.83
Less distributions from:
Net investment income	(0.29)	(0.38)		(0.12)
Net realized gains	(0.17)	(0.13)		-
Total distributions	(0.46)	(0.51)		(0.12)

Net asset value, end of period	$ 9.89	$ 9.72		$ 9.48

Total return (3)	6.61%	8.08%		9.61%	(4)

Net assets, end of period (000s)	$ 231,047	$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	0.95%	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5)	0.95%	1.02%	(7,8)	1.43%	(6,7)
Ratio of net investment income
to average net assets (5)	3.01%	2.97%		4.93%	(6)
Ratio of net investment income
to average net assets - pre waiver/recapture (5)	3.01%	2.97%		4.91%	(6)

Portfolio Turnover Rate	147.13%	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class	Institutional Class

	Period Ended	Period Ended
	May 31, 2011 (1)	May 31, 2011 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.30	0.36
Net realized and unrealized
gain on investments	0.31	0.25
Total from investment operations	0.61	0.61

Paid-in-capital from redemption fees (2)	0.03	0.03

Less distributions from:
Net investment income	(0.19)	(0.21)
Net realized gains	(0.06)	(0.06)
Total distributions	(0.25)	(0.27)

Net asset value, end of period	$ 10.39	$ 10.37

Total return (3,4)	6.52%	6.61%

Net assets, end of period (000s)	$ 6,064	$ 6,019

Ratio of gross expenses to average
net assets (5,6)	3.41%	3.13%
Ratio of net expenses to average
net assets (5,6)	1.85%	1.35%
Ratio of net investment income
to average net assets (5,6)	3.57%	4.23%
Ratio of net investment income
to average net assets - pre waiver/recapture (5,6)	2.01%	2.45%

Portfolio Turnover Rate (4)	220.97%	220.97%

(1)	Commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.

See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2011

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short-Term Bond Fund ( “Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are diversified, open-end management investment companies.  Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return. The Total Return commenced operations on July 30, 2010.

Each Fund currently offers two classes of shares, Investor Class and Institutional Class shares. Investor and Institutional shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

(b)	Valuation of Investment Companies

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2011 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 341,332,712	$ 650,000	$ 341,982,712
U.S. Government & Agency Obligations	-	497,972	-	497,972
Convertible Bonds	-	13,169,938	-	13,169,938
Auction Rate Preferred Stock	-	5,225,000	-	5,225,000
Common Stocks	2,625	-	-	2,625
Preferred Stock	4,823,800	-	-	4,823,800
Short Term Investments	81,308,207	54,975,837	-	136,284,044
Total	$ 86,134,632	$ 415,201,459	$ 650,000	$501,986,091

* Refer to the Portfolio of Investments for industry classification.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to level 3 investments still held at May 31, 2011 was unchanged.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 8,168,796	$ -	$ 8,168,796
Convertible Bonds	-	703,125	-	703,125
Preferred Stock	141,000	-	-	141,000
Short Term Investment's	2,595,230	-	-	2,595,230
Total	$ 2,736,230	$ 8,871,921	$ -	$ 11,608,151

*Refer to the Portfolio of Investments for industry classification.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(c)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Forward Foreign Currency Exchange Contracts

Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Funds would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.  For the period ended May 31, 2011 Short-Term Bond and Total Return had net realized loss of $74,747 and $16,826, respectively, which is included in net realized gains from Foreign currency transactions in the Statements of Operations.  As of May 31, 2011, Leader Short-Term bond had the following open forward contracts.

Leader Short-Term Bond Fund
ForeignCurrency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized (Depreciation)
To Sell:
Euro	11/14/2011	2,000,000	2,861,340	$(158,320)

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

The derivative instruments outstanding as of May 31, 2011 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

(f)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On June 15, 2011 Short-Term Bond paid $.0561 and $.0674 per share in net investment income from the Investor class and Institutional class, respectively and paid a distribution of $.0226 of short term capital gains.

On June 15, 2011 Total Return paid $.0807 and $.0900 per share in net investment income from the Investor class and Institutional class, respectively.

(g)	Federal Income Taxes

The Funds intend to continue to qualify as a regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), for the Short-Term Bond or expected to be taken in each Fund’s 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(h)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(i)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the year ended May 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

	Purchases	Sales
Short-Term Bond	$ 551,393,815	$ 449,508,439
Total Return	$ 18,330,919	$ 9,434,658

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which each Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.85% of Investor Class’ average daily net assets and do not exceed 1.35% of the Institutional Class shares.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  As of May 31, 2011, there were $76,067 of fee waivers subject to recapture by the Advisor on the Total Return Fund. The recapture amount expires on May 31, 2014.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services.

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

Short-Term Bond

The greater of:

A minimum annual fee of $40,000 or

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Total Return

No minimum

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund’s Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as each Fund’s assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

Short-Term Bond

-

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the per-account charge is $14.00 per account.

Total Return

-

No minimum and the per account charge is $14.00 per account.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended May 31, 2011, the expenses incurred are summarized in the table below. Such fees are included in the line item marked “Chief compliance officer fees” on the Statements of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the period ended May 31, 2011, are summarized in the table below. Such fees are included in the line item marked “Printing expenses” on the Statements of Operations in this shareholder report.

	NLCS	GemCom
Short-Term Bond	$ 24,058	$ 22,079
Total Return	$ 1,459	$ 2,549

(5)	Distribution Plan

The Trust has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  For the periods ended May 31, 2011, Short-Term Bond and Total Return incurred $1,068,392 and $9,294, respectively, pursuant to the Plan.

(6)  Redemption Fees

The Total Return Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than six months. The redemption fee is paid directly to the Fund from which the redemption is made.  For the period ended May 31, 2011, Total Return received redemption fees of $5,927 and $10,359 for Investor Class and Institutional Class, respectively.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the periods ended May 31, 2011 and May 31, 2010 were as follows:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011

As of May 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open forward foreign currency contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to reclasses for paydowns and the tax treatment of foreign currency gains/losses.

Permanent book and tax differences, primarily attributable to the reclasses for paydowns, foreign currency gains and distribution in excess of long-term capital gains, resulted in reclassification for the period ended May 31, 2011 as follows:

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of May 31, 2011, and because of the failed Dutch auction process, believes they are presently illiquid. As of May 31, 2011 the ARPS are fair valued based on the Trusts Procedures as stated in Note 2.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of May 31, 2011 the Short-Term Bond Fund held $5,225,000 or 1.05% of net assets in ARPS.

(9)	Primary Reserve Fund

At the close of business on September 16, 2008, Short-Term Bond held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  Short-Term Bond attempted to redeem its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. Short-Term Bond has received payments totaling $25,019,095 through May 31, 2011.  The receivable for securities sold on the Statement of Assets and Liabilities includes $50,000 still outstanding.  This receivable has been fair valued in accordance with the procedures approved by the Board.  The final amount received by the Fund may be more or less than the outstanding receivable.

(10) New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(11)	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Leader Short-Term Bond Fund

and Leader Total Return Fund and Board of Trustees

of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Leader Short-Term Bond Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of May 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended.  We have also audited the accompanying statement of assets and liabilities of Leader Total Return Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of May 31, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 30, 2010 (commencement of operations) through May 31, 2011.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights of Leader Short-Term Bond Fund for each of the years or periods in the two-year period ended May 31, 2008 were audited by other auditors, whose report dated July 30, 2008 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leader Short-Term Bond Fund and Leader Total Return Fund as of May 31, 2011, and the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods presented in conformity with accounting principles generally accepted in the United States of America.

             BBD, LLP

Philadelphia, Pennsylvania

July 29, 2011

Leader Funds

EXPENSE EXAMPLES (Unaudited)

May 31, 2011

As a shareholder you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 through May 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period *	Ending Account Value 12/1/10	Expenses Paid During 5/31/11 *
Investor Class:
Leader Short-Term Bond Fund	1.44%	$1,000.00	$1,034.10	$ 7.30	$1,017.75	$ 7.24
Leader Total Return Fund	1.85%	$1,000.00	$1,070.60	$ 9.55	$1,015.71	$ 9.30
Institutional Class:
Leader Short-Term Bond Fund	0.94%	$1,000.00	$1,035.60	$ 4.77	$1,020.24	$ 4.73
Leader Total Return Fund	1.35%	$1,000.00	$1,071.40	$ 6.97	$1,018.20	$ 6.79

    *  Expenses paid during period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365.

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2011

Renewal of Advisory Agreement – Leader Short-Term Bond Fund

In connection with a regular meeting held on May 20, 2010, the Board of the Trust, including a majority of the Independent Trustees, discussed the renewal of an investment advisory agreement (the “Agreement”) between LCC, and the Trust, on behalf of Leader Short-Term Bond Fund (the “Fund”).   In considering the Agreement, the Board received materials specifically relating to the Advisory Agreement from the Adviser. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and (d) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees discussed the extent of LCC’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed LCC’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Leader’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 0.75% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

Leader Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2011

Approval of Advisory Agreement –Leader Total Return Fund

In connection with a regular meeting held on March 25, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Leader Capital Corp. (“LCC” or the “Adviser”) and the Trust, on behalf of Leader Total Return Fund (“Leader Total Return” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Leader Total Return has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that LCC’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Leader Total Return for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of LCC’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

Leader Short-Term Bond Fund

TRUSTEES AND OFFICERS (Unaudited)

May 31, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Held various positions including, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (61) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust (2007 - Feb 2011); Global Real Estate Fund and World Funds Trust	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2010); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (48) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86

Leader Short-Term Bond Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

May 31, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC .

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $27,000

2010 - $13,500

2009 - $13,000

(b)

Audit-Related Fees

2011 -  None

2010 -  None

2009 – None

(c)

Tax Fees

2011 - $4,000

2010 - $2,000

2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $4,000

2010 - $2,000

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/4/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

8/4/11

By        (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

8/4/11